Average Annual Total Returns - Nuveen Kansas Municipal Bond Fund	Sep. 30, 2020
LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
1 Year	6.21%	[1]
5 Years	2.68%	[1]
10 Years	3.55%	[1]
SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.26%	[2]
5 Years	3.50%	[2]
10 Years	4.41%	[2]
Class A
Average Annual Return:
1 Year	0.87%
5 Years	2.05%
10 Years	3.70%
Since Inception
Inception Date	Jan. 09, 2092
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.87%
5 Years	2.03%
10 Years	3.68%
Since Inception
Inception Date	Jan. 09, 2092
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.76%
5 Years	2.33%
10 Years	3.69%
Since Inception
Inception Date	Jan. 09, 2092
Class C2
Average Annual Return:
1 Year	4.80%
5 Years	2.37%
10 Years	3.58%
Since Inception
Inception Date	Feb. 11, 2097
Class I
Average Annual Return:
1 Year	5.50%
5 Years	3.14%
10 Years	4.35%
Since Inception
Inception Date	Feb. 25, 2097
Class C
Average Annual Return:
1 Year	4.57%
5 Years	2.12%
10 Years
Since Inception	3.10%
Inception Date	Feb. 10, 2014
Class C | LipperOtherStatesMunicipalDebtFundsCategoryAveragereflectsnodeductionfortaxesorsalesloads [Member]
Average Annual Return:
Since Inception	3.47%	[1]
Class C | SPMunicipalBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	4.12%	[2]

[1]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.
[2]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.